Concentrations - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenue	$ 877,905	$ 819,024	$ 717,170
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	301,655	298,658	303,357
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	123,151	125,900	126,399
Yang Ming [Member]
Revenue, Major Customer [Line Items]
Revenue	121,576	51,899	8
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	117,891	105,676	65,633
Hapag-Lloyd [Member]
Revenue, Major Customer [Line Items]
Revenue	69,661	98,811	77,675
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	75,862	74,542	76,130
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 68,109	$ 63,538	$ 67,968